Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
(6)  Premises and Equipment

Premises and equipment are comprised of the following as of December 31:

	2012	2011

Land	$7,780,167	$7,780,167
Building	23,758,761	23,662,849
Furniture, Fixtures and Equipment	12,923,699	12,982,160
Leasehold Improvements	948,260	994,637
Construction in Progress	-	77,366

	45,410,887	45,497,179
Accumulated Depreciation	(20,494,781)	(19,746,944)

	$24,916,106	$25,750,235

Depreciation charged to operations totaled $1,676,820 in 2012, $1,790,041 in 2011 and $2,140,735 in 2010.

Certain Company facilities and equipment are leased under various operating leases.  Rental expense approximated $447,000 for 2012, $376,000 for 2011 and $377,000 for 2010.

Future minimum rental payments as of December 31, 2012 are as follows:

Year Ending December 31	Amount

2013	$131,978
2014	52,138
2015	42,000
2016 and After	84,000

$310,116